Share-based payment (Details Narrative)	Aug. 28, 2020 USD ($) shares	Aug. 28, 2020 TWD ($) shares $ / shares	Jun. 30, 2026 $ / shares shares	Jan. 30, 2026 shares	Dec. 11, 2025 shares	Aug. 07, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Employee for the share based settlement	$ 327,600	$ 10,000,000
Employee for the share based settlement,shares	1,000,000	1,000,000
Employee for the share based settlement, per share price | $ / shares		$ 10
Vesting conditions	5 years	5 years
shares issued						187,500	1,250,000
Par value | $ / shares			$ 0.50			$ 0.5	$ 0.5
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
shares issued					3,354,075
Class A ordinary shares [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
shares issued			503,946	2,850,129
Par value | $ / shares			$ 0.4322